Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 1,631	$ 1,507
Short-term lease expense	419	601
Less: Sublease income	(802)	(802)
Total lease expense	$ 1,248	$ 1,306